Share based payments - Restricted stock units (RSU's) (Details Textual)	12 Months Ended
Dec. 31, 2020 d shares
Restricted Stock Units (RSUs)
Share based payments
Number of securities called by each restricted stock or right | shares	1
Number of calendar days period preceding vesting date for calculate value of weighted average price of entity share traded on stock-exchange	30
Number of calendar days period preceding reporting period for calculate value of weighted average price of entity share traded on stock-exchange	30
Plan 2019.I
Share based payments
Share based payments, Vesting period	3 years
Plan 2019.II
Share based payments
Share based payments, Vesting period	4 years
Share based payments, Percentage of other equity instruments vested per month	25.00%
Plan 2019.III | Share based payments, Vesting percentage portion one
Share based payments
Share based payments, Vesting period	2 years
Plan 2019.III | Share based payments, Vesting percentage portion two
Share based payments
Share based payments, Vesting period	3 years
Plan 2019.III | Warrants vested on date of grant
Share based payments
Share based payments, Percentage of other equity instruments vested in certain period	50.00%
Plan 2019.III | Warrants vested on first anniversary
Share based payments
Share based payments, Percentage of other equity instruments vested in certain period	50.00%
Plan 2020.I
Share based payments
Share based payments, Vesting period	3 years
Plan 2020.II
Share based payments
Share based payments, Vesting period	4 years
Share based payments, Percentage of other equity instruments vested per month	25.00%